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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick   Minneapolis, Minnesota     7-17-2012
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     686,034
                                            (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------  --------- -------- ---------------- ---------- -------- --------------------
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGER    SOLE   SHARED NONE
-----------------------------  --------------  --------- -------- ------- --- ---- ---------- -------- -------- ------ ----
3M Co                          COM             88579Y101    38208  426427 SH          Sole      None     426427
Agrium Inc                     COM             008916108    41605  470277 SH          Sole      None     470277
Apple Inc                      COM             037833100      526     900 SH          Sole      None        900
Briggs & Stratton Corp         COM             109043109    22670 1296175 SH          Sole      None    1296175
Cenovus Energy Inc             COM             15135U109    29186  917783 SH          Sole      None     917783
Cisco Sys Inc                  COM             17275R102    36825 2144741 SH          Sole      None    2144741
Du Pont E I De Nemours & Co    COM             263534109    41589  822404 SH          Sole      None     822404
Ingersoll-Rand PLC             SHS             G47791101    33190  786866 SH          Sole      None     786866
Johnson & Johnson              COM             478160104    27283  403834 SH          Sole      None     403834
Kraft Foods Inc                CL A            50075N104    41436 1072903 SH          Sole      None    1072903
Life Technologies Corp         COM             53217V109    13437  298661 SH          Sole      None     298661
Materion Corp                  COM             576690101    20761  901495 SH          Sole      None     901495
NCR Corp New                   COM             62886E108    44551 1960025 SH          Sole      None    1960025
Northstar Rlty Fin Corp        COM             66704R100      157   30000                                 30000
Nucor Corp                     COM             670346105    29026  765857 SH          Sole      None     765857
Oracle Corp                    COM             68389X105    27363  921313 SH          Sole      None     921313
Pall Corp                      COM             696429307    27994  510741 SH          Sole      None     510741
Penney J C Inc                 COM             708160106     8726  374360 SH          Sole      None     374360
Scotts Miracle Gro Co          CL A            810186106    15299  372049                                372049
Siemens A G                    SPONSORED ADR   826197501    30515  362972 SH          Sole      None     362972
Suncor Energy Inc New          COM             867224107    20410  704992 SH          Sole      None     704992
Terex Corp New                 COM             880779103    26095 1463556 SH          Sole      None    1463556
Texas Instrs Inc               COM             882508104    30825 1074415 SH          Sole      None    1074415
Valmont Inds Inc               COM             920253101    20821  172119 SH          Sole      None     172119
Wabtec Corp                    COM             929740108    22596  289661 SH          Sole      None     289661
Wireless Ronin Technologies    COM             97652A203       23   24800 SH          Sole      None      24800
Xylem Inc                      COM             98419M100    34918 1387291 SH          Sole      None    1387291